UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity Index
Fund –
.
TLIEX International Equity Index
Fund–
.
Z Class

T. ROWE PRICE International Equity Index Fund
HIGHLIGHTS
The fund declined but closely tracked its benchmark, the MSCI EAFE Index Net, in the 12 months ended October 31, 2022.
The fund is designed to mirror its benchmark, which is a yardstick of performance in developed non-U.S. stock markets. Active management decisions do not play a role in our allocations.
At the end of October, Europe represented 63% of net assets, Japan accounted for 22%, and most of the remainder was invested elsewhere in the Pacific Rim.
After several years of high-growth stocks dominating value stocks around the world, we have seen a stark reversal thus far in 2022. Rising inflation, moderating economic growth, supply bottlenecks, and the war in Ukraine have shaken investors’ earnings and growth expectations.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Equity Index Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE International Equity Index Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Equity Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Equity Index Fund returned -23.30% for the 12 months ended October 31, 2022, closely tracking its benchmark, the MSCI EAFE Index
Net, which returned -23.00%. Fund performance tends to slightly lag that of the index due to operating and management expenses. (The performance of
Z Class shares will vary due to a different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fund seeks to mirror
the performance of the
benchmark and give
investors exposure to the
major international markets
in the developed world.
We make no individual
stock selection decisions
based on bottom-up
fundamental research.
Differences in the fund’s results relative to the benchmark primarily reflect
“fair value” pricing and, as noted earlier, operating and management expenses, which are not incurred by the benchmark. As described in the fund’s prospectus, because there are timing differences between when the fund prices its securities and when certain foreign markets close, the fund adjusts the prices of its portfolio securities to reflect market events that may affect prices after the close of foreign markets. The fund values its securities in this way to protect shareholders and deter market timing by speculators. Since the index does not need to apply fair valuation, this technicality contributes to the performance disparity between the fund and the index.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
International Equity Index
Fund –
.
-12.01% -23.30%
International Equity Index
Fund–
.
Z  Class -11.91 -23.05
MSCI EAFE Index Net -12.70 -23.00
FTSE Developed ex North
America Index Net -13.48 -23.81

T. ROWE PRICE International Equity Index Fund

At the sector level, most sectors displayed losses. Information technology, real estate, and consumer discretionary stocks posted the deepest losses in absolute terms, while communication services and utilities shares performed mostly in line with the index. Conversely, energy stocks produced strong gains, rising with oil and natural gas prices as many nations attempt to reduce reliance on
Russian energy exports due to the country’s ongoing attacks against Ukraine.
Geographically, returns
were mostly negative in
U.S. dollar terms, as a
stronger dollar versus many
currencies exacerbated local
losses to U.S. investors.
Markets in the Netherlands,
Austria, Sweden, and Hong
Kong were among the top
detractors in absolute terms,
while shares in the United
Kingdom, Norway, and
Australia held up better but
still produced losses.
How is the fund positioned?
The MSCI index’s largest
regional weightings at the
end of October were Europe,
Japan, and the Pacific
Rim excluding Japan. We
construct the fund by sorting
the market in each country
in the index by industry groups and targeting a representative sampling of the stocks in each industry for inclusion. The fund attempts to replicate the index’s performance by investing in stocks in proportion to their allocation in the index.
At the end of October, Europe represented 63% of net assets, Japan accounted for 22%, and the rest of the Pacific Rim composed 12%. The UK, France, and Switzerland were the fund’s largest country allocations in Europe, while
Australia, Hong Kong, and Singapore occupied the top positions in the Pacific ex Japan region.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Financials 16.8% 17.4%
Industrials and Business
Services 14.4  14.9
Health Care 13.0  13.6
Consumer Discretionary 10.7  10.7
Consumer Staples 10.3  10.6
Information Technology 7.8  7.9
Materials 7.8  7.2
Energy 4.2  5.1
Communication Services 4.7  4.7
Utilities 3.4  3.3
Real Estate 2.8  2.5
Other and Reserves 4.1  2.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Equity Index Fund

Most changes to the portfolio’s sector weights since our previous letter were relatively minor. Financials, industrials and business services, health care, and consumer discretionary were the fund’s largest sector allocations at the end of
October and accounted for more than half of its assets.
The fund remained broadly diversified, consistent with the MSCI index.
The fund’s 25 largest holdings represented more than 25% of total net assets at the end of the reporting period. As shown in the Twenty-Five
Largest Holdings table on page 8, food company Nestle (Switzerland), Swiss pharmaceutical company Roche Holding, energy company Shell (United
Kingdom), semiconductor company ASML Holding (Netherlands), and UK biopharmaceutical company AstraZeneca were the fund’s largest individual positions. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
What is portfolio management’s outlook?
After several years of high-growth stocks dominating value stocks around the world, we have seen a stark reversal thus far in 2022. Rising inflation, moderating economic growth, supply bottlenecks, and the war in Ukraine have shaken investors’ earnings and growth expectations.
If China can move past its zero-tolerance approach to the coronavirus that has shut down some of its largest cities, we believe that growth could surprise to the upside into 2023. In Europe, consumers and businesses depend, to varying degrees, on Russian natural gas, and currently there are no immediate solutions to the political push to cut European gas imports. As a result, the inflationary impulses of the first quarter will likely persist for some time. But a weaker euro and the fact that many areas of the market have been heavily discounted means that Europe has become a fertile ground for new opportunities. In Japan, a historically weak yen and lower reliance on Russian gas could be a tailwind for many businesses and increase the attractiveness of some Japanese companies for dollar-based investors.
In any event, our task is not to select stocks, sectors, or countries that we think will outperform. Our objective is to pursue long-term capital growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Equity Index Fund

RISKS OF STOCK INVESTING
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
RISKS OF INTERNATIONAL INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
RISKS OF INDEX INVESTING
Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2022. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

T. ROWE PRICE International Equity Index Fund

Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE International Equity Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/22
Nestle, Switzerland 2.3%
Roche Holding, Switzerland 1.9
Shell, United Kingdom 1.6
ASML Holding, Netherlands 1.4
AstraZeneca, United Kingdom 1.4
Novo Nordisk, Denmark 1.4
Novartis, Switzerland 1.3
LVMH Moet Hennessy Louis Vuitton, France 1.3
Toyota Motor, Japan 1.1
TotalEnergies, France 1.0
BHP Group, Australia 0.9
Unilever, United Kingdom 0.9
Commonwealth Bank of Australia, Australia 0.9
BP, United Kingdom 0.8
HSBC Holdings, United Kingdom 0.8
SAP, Germany 0.8
Sanofi, France 0.7
Diageo, United Kingdom 0.7
AIA Group, Hong Kong 0.7
CSL, Australia 0.7
British American Tobacco, United Kingdom 0.7
Sony Group, Japan 0.6
Siemens, Germany 0.6
L'Oreal, France 0.6
Keyence, Japan 0.6
Total 25.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Equity Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL EQUITY INDEX FUND
Note: Performance for the Z Class will vary due to its differing fee structure. See the Average
Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Equity Index
Fund –
.
-23.30% -0.30% 3.97% – –
International Equity Index
Fund–
.
Z Class -23.05 – – 0.94% 11/2/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE International Equity Index Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
International Equity Index Fund 0.29%
International Equity Index Fund–Z Class 0.16
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Equity Index Fund

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTERNATIONAL EQUITY INDEX FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $879.90 $1.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.69   1.53
Z Class
Actual   1,000.00   880.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.30% and
the
2
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Equity Index Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Equity Index
Fund –
.
-25.37% -1.06% 3.47% – –
International Equity Index
Fund–
.
Z Class -25.12  – – -2.01% 11/2/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16.86 $ 12.81 $ 13.92 $ 12.99 $ 14.51
Investment activities
Net investment income
(1)(2)
0.44 0.39 0.26 0.39 0.38
Net realized and unrealized gain/
loss (4.25) 3.92 (0.98) 0.90 (1.52)
Total from investment activities (3.81) 4.31 (0.72) 1.29 (1.14)
Distributions
Net investment income (0.40) (0.26) (0.38) (0.36) (0.35)
Net realized gain (0.12) — (0.01) — (0.03)
Total distributions (0.52) (0.26) (0.39) (0.36) (0.38)
NET ASSET VALUE
End of period $ 12.53 $ 16.86 $ 12.81 $ 13.92 $ 12.99
Ratios/Supplemental Data
Total return
(2)(3)
(23.30)% 33.89% (5.43)% 10.35% (8.11)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.30% 0.40% 0.45% 0.45% 0.45%
Net expenses after waivers/
payments by Price Associates 0.30% 0.40% 0.45% 0.45% 0.45%
Net investment income 3.05% 2.41% 2.03% 2.98% 2.64%
Portfolio turnover rate 12.9% 22.9% 10.5% 7.8% 10.8%
Net assets, end of period (in
thousands) $546,336 $727,834 $543,578 $589,293 $554,531
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
. . Year
Ended
10/31/22
11/2/20
(1)
Through
10/31/21
NET ASSET VALUE
Beginning of period $ 16.92 $ 13.01
Investment activities
Net investment income
(2)(3)
0.53 0.45
Net realized and unrealized gain/loss (4.30) 3.73
Total from investment activities (3.77) 4.18
Distributions
Net investment income (0.46) (0.27)
Net realized gain (0.12) —
Total distributions (0.58) (0.27)
NET ASSET VALUE
End of period $ 12.57 $ 16.92
Ratios/Supplemental Data
Total return
(3)(4)
(23.05)% 32.39%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.15% 0.21%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00%
(5)
Net investment income 3.82% 2.74%
(5)
Portfolio turnover rate 12.9% 22.9%
Net assets, end of period (in thousands) $37,194 $2,207
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Equity Index Fund
October 31, 2022
15
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Tenaris (EUR)  20,724 324
Total Argentina (Cost
$355
)
324
AUSTRALIA 7.8%
Common Stocks 7.8%
Ampol  10,568 184
APA Group  51,782 349
Aristocrat Leisure  26,449 628
ASX  8,496 368
Aurizon Holdings  81,631 189
Australia & New Zealand Banking Group  133,354 2,185
BHP Group  141,561 3,400
BHP Group (GBP)  84,571 2,019
BlueScope Steel  21,922 221
Brambles  62,957 471
Cochlear  2,917 373
Coles Group  58,542 612
Commonwealth Bank of Australia  75,675 5,074
Computershare  23,846 386
CSL  21,456 3,841
Dexus  47,699 238
Domino's Pizza Enterprises  2,579 105
Endeavour Group  58,865 269
Evolution Mining  81,287 108
Fortescue Metals Group  75,100 707
Goodman Group  74,567 811
GPT Group  84,952 235
IDP Education  8,715 164
Insurance Australia Group  108,186 340
James Hardie Industries, CDI  19,535 426
Lendlease  30,547 170
Lottery Corp.  (1) 97,683 268
Macquarie Group  16,050 1,741
Medibank  120,865 218
Mineral Resources  7,353 345
Mirvac Group  173,032 229
National Australia Bank  145,120 3,014
Newcrest Mining  39,071 433
Northern Star Resources  48,556 271
Orica  17,348 154
T. ROWE PRICE International Equity Index Fund

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Origin Energy  77,294 276
Qantas Airways  (1) 39,342 147
QBE Insurance Group  64,800 508
Ramsay Health Care  8,036 301
REA Group  2,344 182
Reece  12,848 128
RioTinto  16,280 924
Santos  141,210 689
Scentre Group  227,791 424
SEEK  14,911 205
Sonic Healthcare  19,999 419
South32  204,675 470
Stockland  104,766 241
Suncorp Group  55,994 410
Telstra Group  181,862 456
Transurban Group  136,138 1,155
Treasury Wine Estates  32,012 265
Vicinity  164,724 205
Washington H. Soul Pattinson  9,217 165
Wesfarmers  50,283 1,459
Westpac Banking  155,949 2,408
WiseTech Global  6,486 240
Woodside Energy Group  66,976 1,548
Woodside Energy Group (GBP)  15,647 364
Woolworths Group  53,965 1,140
Xero  (1) 5,874 292
Total Australia (Cost
$42,522
)
45,567
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  15,090 372
OMV  6,463 298
Verbund  2,988 234
voestalpine  4,941 107
Total Austria (Cost
$1,287
)
1,011
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  7,546 261
Anheuser-Busch InBev  38,519 1,927
Argenx  (1) 2,461 956
D'ieteren Group  1,234 205
Elia Group  1,464 185

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Groupe Bruxelles Lambert  4,808 355
KBC Group  10,973 550
Proximus  6,475 68
Sofina  647 126
Solvay  3,253 294
UCB  5,549 418
Umicore  8,742 288
Warehouses De Pauw  7,380 189
Total Belgium (Cost
$5,790
)
5,822
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)  17,307 233
Total Chile (Cost
$183
)
233
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD)  (1)(2) 2,200 75
Total China (Cost
$295
)
75
DENMARK 2.7%
Common Stocks 2.7%
AP Moller - Maersk, Class A  150 300
AP Moller - Maersk, Class B  246 514
Carlsberg, Class B  4,406 519
Chr Hansen Holding  4,629 257
Coloplast, Class B  5,214 581
Danske Bank  30,271 488
Demant  (1) 4,792 131
DSV  8,627 1,166
Genmab  (1) 2,884 1,111
GN Store Nord  5,515 117
Novo Nordisk, Class B  73,528 7,995
Novozymes, Class B  9,016 473
Orsted  8,389 692
Pandora  4,435 233
ROCKWOOL, Class B  351 70
Tryg  15,802 342
Vestas Wind Systems  44,786 883
Total Denmark (Cost
$8,009
)
15,872

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  5,823 223
Total Egypt (Cost
$205
)
223
EUROPE/FAR EAST 0.7%
Equity Mutual Funds 0.7%
iShares Core MSCI EAFE, ETF (USD)  67,772 3,776
Total Europe/Far East (Cost
$3,516
)
3,776
FINLAND 1.0%
Common Stocks 1.0%
Elisa  6,242 302
Fortum  19,697 277
Kesko, Class B  11,987 233
Kone, Class B  14,917 611
Neste  18,567 814
Nokia  181,390 806
Nokia, Ordinary Shares  (2) 57,926 256
Orion, Class B  4,518 208
Sampo, Class A  22,118 1,011
Stora Enso, Class R  25,532 333
UPM-Kymmene  23,424 788
Wartsila  19,862 135
Total Finland (Cost
$6,657
)
5,774
FRANCE 11.5%
Common Stocks 11.5%
Accor  (1) 7,245 174
Aeroports de Paris  (1) 1,317 178
Air Liquide  23,171 3,031
Airbus  26,146 2,829
Alstom  (2) 14,072 290
Amundi  2,556 121
ArcelorMittal  23,277 520
Arkema  2,796 221
AXA  86,337 2,132
BioMerieux  1,837 163
BNP Paribas  49,883 2,339
Bollore  38,806 194

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Bouygues  10,071 287
Bureau Veritas  12,904 319
Capgemini  7,258 1,189
Carrefour  27,527 443
Cie de Saint-Gobain  22,437 917
Cie Generale des Etablissements Michelin  30,088 767
Covivio  2,214 119
Credit Agricole  54,280 492
Danone  28,972 1,440
Dassault Aviation  1,111 165
Dassault Systemes  29,483 988
Edenred  10,954 562
Eiffage  3,694 334
Electricite de France  23,986 283
Engie  81,000 1,052
EssilorLuxottica  12,747 2,016
Eurazeo  1,810 103
Eurofins Scientific  5,898 378
Euronext  4,084 259
Gecina  2,038 182
Getlink  19,310 306
Hermes International  1,405 1,819
Ipsen  1,606 165
Kering  3,327 1,524
Klepierre  9,014 181
La Francaise des Jeux SAEM  4,065 132
L'Oreal  10,746 3,374
Legrand  11,861 904
LVMH Moet Hennessy Louis Vuitton  12,312 7,769
Orange  88,476 843
Pernod Ricard  9,291 1,631
Publicis Groupe  10,006 560
Remy Cointreau  954 146
Renault  (1) 8,525 262
Safran  15,158 1,688
Sanofi  50,431 4,340
Sartorius Stedim Biotech  1,214 385
Schneider Electric  23,974 3,032
SEB  1,161 76
Societe Generale  35,953 825
Sodexo  3,883 344
STMicroelectronics  30,286 942
Teleperformance  2,578 691
Thales  4,731 602
TotalEnergies  111,243 6,069
Ubisoft Entertainment  (1) 4,163 114

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unibail-Rodamco-Westfield (1) 4,158 196
Unibail-Rodamco-Westfield, CDI (AUD)  (1) 26,273 62
Valeo  10,220 168
Veolia Environnement  28,767 642
Vinci  23,883 2,198
Vivendi  34,056 279
Wendel  1,142 89
Worldline  (1) 10,463 457
Total France (Cost
$59,817
)
67,302
GERMANY 7.8%
Common Stocks 7.3%
adidas  7,763 758
Allianz  18,114 3,259
Aroundtown  45,637 91
BASF  40,733 1,828
Bayer  43,568 2,291
Bayerische Motoren Werke  15,251 1,197
Bechtle  3,436 119
Beiersdorf  4,470 429
Brenntag  6,781 411
Carl Zeiss Meditec  1,785 216
Commerzbank  (1) 44,432 355
Continental  4,828 250
Covestro  8,568 291
Daimler Truck Holding  (1) 20,059 535
Delivery Hero  (1) 7,232 238
Deutsche Bank  91,657 874
Deutsche Boerse  8,426 1,370
Deutsche Lufthansa  (1) 25,446 174
Deutsche Post  43,960 1,554
Deutsche Telekom  143,740 2,713
E.ON  99,566 834
Evonik Industries  9,300 171
Fresenius  18,382 423
Fresenius Medical Care  9,096 252
GEA Group  6,733 235
Hannover Rueck  2,646 431
HeidelbergCement  6,531 300
HelloFresh  (1)(2) 7,252 145
Henkel  3,972 233
Infineon Technologies  57,915 1,405
KION Group  3,028 67
Knorr-Bremse  3,217 145

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
LEG Immobilien  3,230 211
Mercedes-Benz Group  36,096 2,089
Merck  5,732 934
MTU Aero Engines  2,345 420
Munich Re  6,213 1,640
Nemetschek  2,423 116
Puma  4,682 207
QIAGEN  (1) 10,130 437
Rational  215 121
Rheinmetall  2,174 353
RWE  28,490 1,097
SAP  46,309 4,457
Scout24  3,626 186
Siemens  33,926 3,705
Siemens Energy  (2) 19,321 225
Siemens Healthineers  12,376 567
Symrise  5,889 601
Telefonica Deutschland Holding  45,691 100
Uniper  (2) 4,406 13
United Internet  4,281 80
Volkswagen  1,233 211
Vonovia  32,718 723
Zalando  (1)(2) 9,773 225
42,312
Preferred Stocks 0.5%
Bayerische Motoren Werke  1,941 143
Dr Ing hc F Porsche  (1) 4,996 511
Henkel  8,401 529
Porsche Automobil Holding  6,720 375
Sartorius  1,150 406
Volkswagen  8,489 1,087
3,051
Total Germany (Cost
$50,490
)
45,363
HONG KONG 2.5%
Common Stocks 2.5%
AIA Group  536,400 4,063
BOC Hong Kong Holdings  162,500 505
Brightoil Petroleum Holdings  (1)(3) 109,000 —
Budweiser Brewing APAC  73,300 154
Chow Tai Fook Jewellery Group  85,200 146
CK Asset Holdings  87,800 485
CK Hutchison Holdings  117,800 586
CK Infrastructure Holdings  28,000 133

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
CLP Holdings  71,900 482
ESR Cayman  (2) 87,800 150
Galaxy Entertainment Group  96,000 439
Hang Lung Properties  90,000 113
Hang Seng Bank  33,600 473
Henderson Land Development  63,773 156
HK Electric Investments & HK Electric Investments  117,500 75
HKT Trust & HKT  161,000 182
Hong Kong & China Gas  (2) 491,277 379
Hong Kong Exchanges & Clearing  53,400 1,417
Hongkong Land Holdings (USD)  51,100 197
Jardine Matheson Holdings (USD)  9,500 438
Link  91,800 543
MTR  68,000 299
New World Development  66,625 136
Power Assets Holdings  61,000 292
Sands China  (1)(2) 103,200 180
Sino Land  147,800 158
SITC International Holdings  59,000 97
Sun Hung Kai Properties  58,000 623
Swire Pacific, Class A  21,000 139
Swire Properties  49,800 96
Techtronic Industries  60,500 573
WH Group  388,000 196
Wharf Real Estate Investment  73,100 288
Xinyi Glass Holdings  77,000 99
Total Hong Kong (Cost
$14,394
)
14,292
IRELAND 0.6%
Common Stocks 0.6%
CRH  34,260 1,235
DCC (GBP)  4,328 240
Flutter Entertainment  (1) 2,424 321
Flutter Entertainment (GBP)  (1) 4,876 646
Kerry Group, Class A  (2) 6,985 608
Kingspan Group  6,763 340
Smurfit Kappa Group  10,800 358
Total Ireland (Cost
$3,417
)
3,748
ISRAEL 0.8%
Common Stocks 0.8%
Azrieli Group  1,807 134
Bank Hapoalim  56,266 542

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Bank Leumi Le-Israel  68,121 650
Bezeq The Israeli Telecommunication  107,845 191
Check Point Software Technologies (USD)  (1) 4,700 607
CyberArk Software (USD)  (1)(2) 1,700 267
Elbit Systems  1,176 238
ICL Group  30,997 280
Israel Discount Bank, Class A  54,289 309
Mizrahi Tefahot Bank  6,256 236
Nice  (1) 2,770 522
Teva Pharmaceutical Industries, ADR (USD)  (1) 48,400 432
Tower Semiconductor  (1) 5,600 239
ZIM Integrated Shipping Services (USD)  (2) 4,000 94
Total Israel (Cost
$3,498
)
4,741
ITALY 2.3%
Common Stocks 2.3%
Amplifon  5,522 137
Assicurazioni Generali  48,572 729
Atlantia  21,745 485
CNH Industrial  44,910 581
Davide Campari-Milano  23,517 211
DiaSorin  1,072 140
Enel  360,697 1,611
Eni  111,930 1,470
Ferrari  5,590 1,102
FinecoBank Banca Fineco  26,767 361
Infrastrutture Wireless Italiane  14,307 126
Intesa Sanpaolo  732,446 1,396
Mediobanca Banca di Credito Finanziario  27,943 253
Moncler  9,008 389
Nexi  (1) 22,673 196
Poste Italiane  23,169 202
Prysmian  11,297 368
Recordati Industria Chimica e Farmaceutica  4,637 174
Snam  88,499 394
Stellantis, Borsa Italiana S.P.A  55,702 752
Stellantis, Euronext Paris  41,483 559
Telecom Italia  (1) 425,887 83
Terna Rete Elettrica Nazionale  61,749 410
UniCredit  93,788 1,163
Total Italy (Cost
$16,349
)
13,292

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
JAPAN 21.5%
Common Stocks 21.5%
Advantest  8,800 463
Aeon  28,700 535
AGC  8,500 266
Aisin  6,400 164
Ajinomoto  20,500 564
ANA Holdings  (1) 6,700 130
Asahi Group Holdings  20,000 560
Asahi Intecc  9,200 157
Asahi Kasei  55,100 353
Astellas Pharma  82,580 1,139
Azbil  5,300 144
Bandai Namco Holdings  8,800 582
Bridgestone  25,100 908
Brother Industries  10,500 179
Canon  44,400 941
Capcom  7,800 217
Central Japan Railway  6,400 741
Chiba Bank  24,000 131
Chubu Electric Power  28,300 230
Chugai Pharmaceutical  29,800 691
Concordia Financial Group  45,700 139
CyberAgent  17,900 147
Dai Nippon Printing  9,900 198
Daifuku  4,500 206
Dai-ichi Life Holdings  44,600 708
Daiichi Sankyo  77,700 2,487
Daikin Industries  11,000 1,648
Daito Trust Construction  2,800 277
Daiwa House Industry  26,700 538
Daiwa House REIT Investment  (2) 97 196
Daiwa Securities Group  64,100 250
Denso  19,200 953
Dentsu Group  9,600 299
Disco  1,300 311
East Japan Railway  13,300 709
Eisai  10,500 633
ENEOS Holdings  134,720 444
FANUC  8,500 1,112
Fast Retailing  2,600 1,449
Fuji Electric  5,600 217
FUJIFILM Holdings  15,800 723
Fujitsu  8,700 1,001

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
GLP J-Reit  187 194
GMO Payment Gateway  1,800 129
Hakuhodo DY Holdings  9,800 83
Hamamatsu Photonics  6,200 280
Hankyu Hanshin Holdings  10,000 297
Hikari Tsushin  900 109
Hirose Electric  1,418 184
Hitachi  (2) 42,900 1,947
Hitachi Construction Machinery  (2) 4,500 88
Honda Motor  72,300 1,649
Hoshizaki  4,600 132
Hoya  16,400 1,525
Hulic  17,000 123
Ibiden  (2) 4,500 152
Idemitsu Kosan  9,252 202
Iida Group Holdings  6,100 85
Inpex  44,900 453
Isuzu Motors  25,600 301
Ito En  2,300 81
ITOCHU  52,700 1,362
Itochu Techno-Solutions  4,000 93
Japan Airlines  (1)(2) 6,100 114
Japan Exchange Group  22,600 297
Japan Metropolitan Fund Invest  307 226
Japan Post Bank  18,300 122
Japan Post Holdings  108,600 730
Japan Post Insurance  9,100 135
Japan Real Estate Investment  55 230
Japan Tobacco  52,700 883
JFE Holdings  21,575 198
JSR  8,900 169
Kajima  19,900 187
Kakaku.com  5,600 95
Kansai Electric Power  30,900 234
Kao  21,100 788
KDDI  71,500 2,113
Keio  4,400 154
Keisei Electric Railway  5,400 143
Keyence  8,656 3,264
Kikkoman  6,400 347
Kintetsu Group Holdings  7,600 257
Kirin Holdings  36,100 531
Kobayashi Pharmaceutical  2,400 127
Kobe Bussan  (2) 5,700 124
Koei Tecmo Holdings  4,680 71
Koito Manufacturing  8,800 125

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Komatsu  41,200 807
Konami Holdings  4,100 180
Kose  1,400 140
Kubota  45,100 629
Kurita Water Industries  4,400 161
Kyocera  14,100 683
Kyowa Kirin  11,800 278
Lasertec  3,300 464
Lixil  (2) 11,800 178
M3  19,400 578
Makita  9,900 181
Marubeni  68,700 601
Mazda Motor  25,200 170
McDonald's Holdings Japan  3,400 118
MEIJI Holdings  5,340 220
MINEBEA MITSUMI  15,900 235
MISUMI Group  12,600 268
Mitsubishi  56,000 1,517
Mitsubishi Chemical Holdings  56,800 257
Mitsubishi Electric  86,100 758
Mitsubishi Estate  51,900 653
Mitsubishi HC Capital  28,300 121
Mitsubishi Heavy Industries  14,100 486
Mitsubishi UFJ Financial Group  530,090 2,504
Mitsui  62,200 1,376
Mitsui Chemicals  8,200 152
Mitsui Fudosan  40,300 772
Mitsui OSK Lines  15,000 297
Mizuho Financial Group  107,010 1,157
MonotaRO  10,700 162
MS&AD Insurance Group Holdings  19,500 516
Murata Manufacturing  25,500 1,207
NEC  10,800 357
Nexon  21,700 363
NGK Insulators  10,700 125
Nidec  19,844 1,091
Nihon M&A Center Holdings  12,700 143
Nintendo  49,000 1,989
Nippon Building Fund  65 289
NIPPON EXPRESS HOLDINGS  3,300 166
Nippon Paint Holdings  36,800 235
Nippon Prologis REIT  (2) 92 193
Nippon Sanso Holdings  6,300 100
Nippon Shinyaku  2,100 116
Nippon Steel  37,512 515
Nippon Telegraph & Telephone  54,800 1,511

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nippon Yusen KK  (2) 21,600 391
Nissan Chemical  5,300 239
Nissan Motor  101,900 325
Nisshin Seifun Group  9,655 104
Nissin Foods Holdings  2,700 175
Nitori Holdings  3,500 317
Nitto Denko  6,400 337
Nomura Holdings  134,800 436
Nomura Real Estate Holdings  5,000 113
Nomura Real Estate Master Fund  188 214
Nomura Research Institute  (2) 14,781 327
NTT Data  27,700 401
Obayashi  28,800 185
Obic  3,100 465
Odakyu Electric Railway  13,100 156
Oji Holdings  34,000 118
Olympus  55,300 1,166
Omron  8,100 378
Ono Pharmaceutical  16,200 381
Open House Group  3,600 128
Oracle Corporation Japan  1,600 85
Oriental Land  8,900 1,192
ORIX  54,200 796
Osaka Gas  16,500 244
Otsuka  5,100 161
Otsuka Holdings  17,100 548
Pan Pacific International Holdings  17,600 289
Panasonic Holdings  96,895 690
Persol Holdings  7,400 148
Rakuten Group  38,600 172
Recruit Holdings  64,100 1,972
Renesas Electronics  (1) 55,300 463
Resona Holdings  88,900 335
Ricoh  25,600 188
Rohm  3,900 274
SBI Holdings  10,840 196
SCSK  6,900 102
Secom  9,300 530
Seiko Epson  12,400 168
Sekisui Chemical  16,700 209
Sekisui House  (2) 27,000 448
Seven & i Holdings  33,452 1,249
SG Holdings  14,200 188
Sharp  8,600 52
Shimadzu  10,500 277
Shimano  3,300 511

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Shimizu  23,200 116
Shin-Etsu Chemical  16,700 1,736
Shionogi  11,600 539
Shiseido  17,700 611
Shizuoka Financial Group  19,000 120
SMC  2,500 1,003
SoftBank  127,400 1,257
SoftBank Group  (2) 53,500 2,297
Sompo Holdings  13,900 580
Sony Group  55,900 3,770
Square Enix Holdings  3,700 165
Subaru  27,000 422
SUMCO  14,800 188
Sumitomo  49,400 628
Sumitomo Chemical  65,400 220
Sumitomo Electric Industries  33,400 349
Sumitomo Metal Mining  11,000 308
Sumitomo Mitsui Financial Group  57,900 1,626
Sumitomo Mitsui Trust Holdings  14,812 426
Sumitomo Realty & Development  (2) 13,700 314
Suntory Beverage & Food  6,100 204
Suzuki Motor  16,200 548
Sysmex  7,400 398
T&D Holdings  22,900 226
Taisei  8,500 232
Takeda Pharmaceutical  66,998 1,769
TDK  17,100 534
Terumo  28,600 868
TIS  9,300 251
Tobu Railway  8,400 194
Toho  5,000 178
Tokio Marine Holdings  83,400 1,510
Tokyo Electric Power Holdings  (1) 67,000 218
Tokyo Electron  6,600 1,736
Tokyo Gas  16,600 297
Tokyu  22,200 256
TOPPAN  11,500 172
Toray Industries  60,900 296
Toshiba  17,400 604
Tosoh  11,100 121
TOTO  6,300 180
Toyota Industries  6,400 330
Toyota Motor  472,390 6,554
Toyota Tsusho  9,300 312
Trend Micro  5,900 297
Unicharm  17,700 538

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
USS  9,300 140
Welcia Holdings  4,000 84
West Japan Railway  9,600 381
Yakult Honsha  5,600 310
Yamaha  5,900 223
Yamaha Motor  13,200 272
Yamato Holdings  12,500 185
Yaskawa Electric  10,600 293
Yokogawa Electric  10,100 169
Z Holdings  117,600 303
ZOZO  5,200 110
Total Japan (Cost
$113,058
)
125,703
MALTA 0.0%
Common Stocks 0.0%
BGP Holdings  (1)(3) 347,336 —
Total Malta (Cost
$–
)
—
NETHERLANDS 4.1%
Common Stocks 4.1%
ABN AMRO Bank, CVA  18,759 184
Adyen  (1) 960 1,370
Aegon  78,574 364
AerCap Holdings (USD)  (1) 5,800 310
Akzo Nobel  8,227 508
ASM International  2,055 455
ASML Holding  17,980 8,434
Coca-Cola Europacific Partners (USD)  9,000 423
EQT (SEK)  (2) 13,122 258
EXOR  (1) 4,760 320
Heineken  11,880 992
Heineken Holding  4,619 315
IMCD  2,527 328
ING Groep  173,137 1,704
JDE Peet's  4,212 121
Just Eat Takeaway.com  (1)(2) 7,676 132
Koninklijke Ahold Delhaize  46,376 1,293
Koninklijke DSM  7,751 912
Koninklijke KPN  149,110 417
Koninklijke Philips  40,685 516
NN Group  12,678 537
Prosus  36,763 1,590
Randstad  5,248 261

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Universal Music Group  31,834 625
Wolters Kluwer  11,642 1,237
Total Netherlands (Cost
$20,803
)
23,606
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  (1) 54,936 246
Fisher & Paykel Healthcare  25,591 291
Mercury NZ  28,579 97
Meridian Energy  54,535 154
Spark New Zealand  82,044 244
Total New Zealand (Cost
$729
)
1,032
NORWAY 0.8%
Common Stocks 0.8%
Adevinta  (1) 12,608 86
Aker BP  13,942 443
DNB Bank  41,253 730
Equinor  43,342 1,579
Gjensidige Forsikring  8,514 156
Kongsberg Gruppen  3,963 142
Mowi  19,493 291
Norsk Hydro  59,641 378
Orkla  33,309 225
Salmar  2,806 95
Telenor  30,709 279
Yara International  7,266 324
Total Norway (Cost
$4,208
)
4,728
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo  (1)(3) 127,132 —
EDP - Energias de Portugal  121,830 532
EDP Renovaveis  12,780 269
Galp Energia  22,230 226
Jeronimo Martins  12,428 257
Total Portugal (Cost
$1,489
)
1,284
SINGAPORE 1.5%
Common Stocks 1.5%
CapitaLand Ascendas Trust  147,297 273

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
CapitaLand Integrated Commercial Trust  215,568 286
Capitaland Investment  115,800 246
City Developments  17,100 92
DBS Group Holdings  80,300 1,941
Genting Singapore  257,400 146
Grab Holdings, Class A (USD)  (1)(2) 47,000 122
Keppel  63,900 315
Mapletree Logistics Trust  130,900 141
Mapletree Pan Asia Commercial Trust  89,712 101
Oversea-Chinese Banking  150,125 1,289
Sea, ADR (USD)  (1)(2) 15,700 780
Singapore Airlines  (1) 59,432 220
Singapore Exchange  35,300 210
Singapore Technologies Engineering  66,500 155
Singapore Telecommunications  362,350 638
United Overseas Bank  52,320 1,026
UOL Group  19,452 85
Venture  11,800 133
Wilmar International  84,300 231
Total Singapore (Cost
$9,040
)
8,430
SOUTH KOREA 0.0%
Common Stocks 0.0%
SillaJen  (1) 1,907 14
Total South Korea (Cost
$213
)
14
SPAIN 2.4%
Common Stocks 2.4%
Acciona  1,005 181
ACS Actividades de Construccion y Servicios  12,160 312
Aena  (1) 3,292 387
Amadeus IT Group  (1) 19,979 1,042
Banco Bilbao Vizcaya Argentaria  (2) 295,707 1,526
Banco Santander  (2) 769,021 1,994
CaixaBank  194,567 645
Cellnex Telecom  24,084 788
Enagas  11,038 179
Endesa  13,940 233
Ferrovial  21,532 526
Grifols  (1) 13,229 113
Iberdrola  265,500 2,700
Industria de Diseno Textil  (2) 48,376 1,098
Naturgy Energy Group  8,511 218

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Red Electrica  18,997 307
Repsol  64,350 876
Siemens Gamesa Renewable Energy  (1) 10,149 180
Telefonica  241,225 832
Total Spain (Cost
$19,551
)
14,137
SWEDEN 3.3%
Common Stocks 3.3%
Alfa Laval  13,807 340
Assa Abloy, Class B  44,450 898
Atlas Copco, Class A  122,028 1,302
Atlas Copco, Class B  63,564 615
Boliden  11,644 339
Electrolux, Class B  (2) 9,463 117
Embracer Group  (1)(2) 28,309 136
Epiroc, Class A  34,016 521
Epiroc, Class B  11,324 152
Essity, Class B  26,716 564
Evolution Gaming Group  8,103 756
Fastighets Balder  (1) 27,982 105
Getinge, Class B  10,144 206
H & M Hennes & Mauritz, Class B  (2) 31,646 319
Hexagon, Class B  86,320 853
Holmen, Class B  3,936 143
Husqvarna, Class B  17,556 104
Industrivarden, Class A  968 22
Industrivarden, Class C  11,953 268
Indutrade  11,536 202
Investment AB Latour, Class B  (2) 6,303 106
Investor, Class A  20,112 342
Investor, Class B  83,002 1,355
Kinnevik, Class B  (1) 10,739 133
L E Lundbergforetagen, Class B  3,235 128
Lifco, Class B  10,338 149
Nibe Industrier, Class B  67,161 536
Nordea Bank  152,918 1,461
Sagax, Class B  8,435 155
Sandvik  50,066 782
Securitas, Class B  20,475 167
Skandinaviska Enskilda Banken, Class A  71,427 753
Skanska, Class B  15,087 235
SKF, Class B  (2) 16,781 243
Svenska Cellulosa, Class B  26,590 314
Svenska Handelsbanken, Class A  64,685 601

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Swedbank, Class A  39,744 592
Swedish Match  69,342 713
Swedish Orphan Biovitrum  (1) 9,119 168
Tele2, Class B  25,155 206
Telefonaktiebolaget LM Ericsson, Class B  129,442 720
Telia  (2) 116,663 309
Volvo, Class A  10,706 183
Volvo, Class B  64,638 1,058
Volvo Car, Class B  (1) 23,573 100
Total Sweden (Cost
$19,038
)
19,471
SWITZERLAND 10.3%
Common Stocks 10.3%
ABB  72,842 2,023
Accelleron Industries  (1) 3,642 62
Adecco Group  6,914 216
Alcon  22,161 1,349
Bachem Holding  1,295 93
Baloise Holding  2,031 277
Barry Callebaut  157 297
Chocoladefabriken Lindt & Spruengli  55 528
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 389
Cie Financiere Richemont  23,150 2,262
Clariant  9,185 148
Credit Suisse Group  117,555 487
EMS-Chemie Holding  311 195
Geberit  1,574 700
Givaudan  409 1,222
Holcim  24,566 1,116
Julius Baer Group  9,709 466
Kuehne + Nagel International  2,385 508
Logitech International  7,597 378
Lonza Group  3,303 1,700
Nestle  124,839 13,590
Novartis  97,165 7,860
Partners Group Holding  1,006 903
Roche Holding  1,220 495
Roche Holding, Genusschein  31,168 10,341
Schindler Holding  1,979 323
Schindler Holding, Registered Shares  856 135
SGS  282 622
SIG Group  12,899 248
Sika  6,447 1,454
Sonova Holding  2,381 563

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Straumann Holding  4,939 470
Swatch Group  1,244 279
Swatch Group, Registered Shares  2,446 102
Swiss Life Holding  1,398 677
Swiss Prime Site  3,334 269
Swiss Re  13,376 994
Swisscom  1,137 561
Temenos  2,950 176
UBS Group  155,985 2,473
VAT Group  1,197 273
Zurich Insurance Group  6,673 2,844
Total Switzerland (Cost
$44,719
)
60,068
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP)  (1)(3) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM 15.2%
Common Stocks 15.2%
3i Group  42,711 569
abrdn  96,711 176
Admiral Group  8,635 200
Anglo American  56,734 1,699
Ashtead Group  19,786 1,031
Associated British Foods  15,635 242
AstraZeneca  68,701 8,061
Auto Trader Group  42,163 252
AVEVA Group  5,055 181
Aviva  126,549 607
BAE Systems  140,682 1,316
Barclays  743,143 1,263
Barratt Developments  44,867 193
Berkeley Group Holdings  4,927 196
BP  852,926 4,719
British American Tobacco  96,675 3,818
British Land  39,047 164
BT Group  309,114 461
Bunzl  14,806 482
Burberry Group  17,772 370
Coca-Cola HBC  8,915 195
Compass Group  79,118 1,666
Croda International  6,123 474

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Diageo  103,379 4,254
Entain  25,736 372
Evraz  (3) 21,218 —
Experian  40,925 1,305
Ferguson  9,804 1,069
Glencore  439,782 2,521
GSK  180,228 2,952
Haleon  (1) 225,285 691
Halma  16,662 404
Hargreaves Lansdown  15,776 138
Hikma Pharmaceuticals  7,284 105
HSBC Holdings  892,534 4,581
Imperial Brands  41,971 1,022
Informa  65,967 420
InterContinental Hotels Group  8,041 432
Intertek Group  7,083 297
J Sainsbury  74,444 166
JD Sports Fashion  117,765 132
Johnson Matthey  8,583 190
Kingfisher  92,568 233
Land Securities Group  31,239 204
Legal & General Group  262,012 701
Lloyds Banking Group  3,148,926 1,512
London Stock Exchange Group  14,593 1,265
M&G  114,102 229
Melrose Industries  191,893 257
Mondi  21,310 358
National Grid  160,410 1,748
NatWest Group  232,883 627
Next  5,835 330
Ocado Group  (1)(2) 25,763 140
Pearson  33,213 367
Persimmon  14,004 210
Phoenix Group Holdings  31,028 193
Prudential  121,798 1,131
Reckitt Benckiser Group  31,678 2,102
RELX  85,796 2,305
Rentokil Initial  81,601 509
RioTinto  50,016 2,614
Rolls-Royce Holdings  (1) 371,086 333
Sage Group  44,857 374
Schroders  32,429 146
Segro  53,326 480
Severn Trent  10,984 315
Shell  329,993 9,141
Smith & Nephew  38,590 456

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Smiths Group  17,366 311
Spirax-Sarco Engineering  3,237 399
SSE  47,261 845
St. James's Place  23,710 290
Standard Chartered  114,864 686
Taylor Wimpey  161,721 174
Tesco  340,930 842
Unilever (EUR)  59,764 2,728
Unilever  53,901 2,450
United Utilities Group  29,926 322
Vodafone Group  1,210,108 1,413
Whitbread  8,865 261
WPP  51,784 456
Total United Kingdom (Cost
$101,569
)
88,843
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com  (1)(2) 2,400 202
Total United States (Cost
$603
)
202
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 3.21%  (4)(5) 4,155,572 4,156
4,156
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.454%, 2/16/23  (6) 470,000 464
464
Total Short-Term Investments (Cost $4,621) 4,620

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 3.21%  (4)(5) 10,292,341 10,292
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 10,292
Total Securities Lending Collateral (Cost $10,292) 10,292
Total Investments in Securities
101.1% of Net Assets
(Cost $566,842) $ 589,845
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2022.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At October 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 92 MSCI EAFE Index contracts 12/22 8,077 $ (122)
Net payments (receipts) of variation margin to date 48
Variation margin receivable (payable) on open futures contracts $ (74)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 18++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 18+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 2,877  ¤   ¤ $ 14,448
T. Rowe Price Short-Term Fund 10,360   ¤   ¤ —
Total $ 14,448^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,448.

T. ROWE PRICE International Equity Index Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $566,842) $ 589,845
Receivable for shares sold 1,428
Dividends receivable 1,382
Foreign currency (cost $213) 211
Other assets 1,959
Total assets 594,825
Liabilities
Obligation to return securities lending collateral 10,292
Payable for shares redeemed 719
Variation margin payable on futures contracts 74
Investment management fees payable 43
Due to affiliates 33
Other liabilities 134
Total liabilities 11,295
NET ASSETS $ 583,530
Net Assets Consist of:
Total distributable earnings (loss) $ 15,831
Paid-in capital applicable to 46,572,520 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 567,699
NET ASSETS $ 583,530
NET ASSET VALUE PER SHARE
Investor Class
($546,336,194 / 43,612,858 shares outstanding) $ 12.53
Z Class
($37,193,979 / 2,959,662 shares outstanding) $ 12.57

T. ROWE PRICE International Equity Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,664) $ 19,996
Other, non cash 2,272
Securities lending 124
Total income 22,392
Expenses
Investment management 600
Shareholder servicing
Investor Class 876
Prospectus and shareholder reports
Investor Class 54
Custody and accounting 339
Legal and audit 56
Directors 2
Miscellaneous 18
Waived / paid by Price Associates (37)
Total expenses 1,908
Net investment income 20,484
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (7,814)
Futures (2,066)
Foreign currency transactions (473)
Net realized loss (10,353)
Change in net unrealized gain / loss
Securities (186,507)
Futures (38)
Other assets and liabilities denominated in foreign currencies (242)
Change in net unrealized gain / loss (186,787)
Net realized and unrealized gain / loss (197,140)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (176,656)

T. ROWE PRICE International Equity Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,484 $ 16,740
Net realized gain (loss) (10,353) 9,723
Change in net unrealized gain / loss (186,787) 157,592
Increase (decrease) in net assets from operations (176,656) 184,055
Distributions to shareholders
Net earnings
Investor Class (22,453) (11,031)
Z Class (111) (2)
Decrease in net assets from distributions (22,564) (11,033)
Capital share transactions
*
Shares sold
Investor Class 97,112 108,860
Z Class 51,330 2,851
Distributions reinvested
Investor Class 21,005 10,382
Z Class 112 –
Shares redeemed
Investor Class (107,644) (107,959)
Z Class (9,206) (693)
Increase in net assets from capital share transactions 52,709 13,441
Net Assets
Increase (decrease) during period (146,511) 186,463
Beginning of period 730,041 543,578
End of period $ 583,530 $ 730,041
*Share information (000s)
Shares sold
Investor Class 6,642 6,828
Z Class 3,487 171
Distributions reinvested
Investor Class 1,308 691
Z Class 7 –
Shares redeemed
Investor Class (7,506) (6,782)
Z Class (664) (41)
Increase in shares outstanding 3,274 867

T. ROWE PRICE International Equity Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index
Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class) and
the International Equity Index Fund–Z Class (Z Class). The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.

T. ROWE PRICE International Equity Index Fund

Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE International Equity Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE International Equity Index Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE International Equity Index Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,312 $ 564,794 $ — $ 568,106
Equity Mutual Funds 3,776 — — 3,776
Preferred Stocks — 3,051 — 3,051
Short-Term Investments 4,156 464 — 4,620
Securities Lending Collateral 10,292 — — 10,292
Total $ 21,536 $ 568,309 $ — $ 589,845
Liabilities
Futures Contracts* $ 122 $ — $ — $ 122
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2022, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 122
Total $ 122
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (2,066)
Total $ (2,066)
Change in Unrealized
Gain (Loss)
Equity derivatives $ (38)
Total $ (38)

T. ROWE PRICE International Equity Index Fund

contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2022, securities valued at $455,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
October 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment

T. ROWE PRICE International Equity Index Fund

guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$9,868,000; the value of cash collateral and related investments was $10,292,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $130,718,000 and $84,801,000, respectively, for the year ended
October 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency losses and the character of income on passive foreign investment companies.

T. ROWE PRICE International Equity Index Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 22,564 $ 11,033
($000s)
Cost of investments $ 579,091
Unrealized appreciation $ 181,761
Unrealized depreciation (171,261)
Net unrealized appreciation (depreciation) $ 10,500
($000s)
Undistributed ordinary income $ 14,938
Net unrealized appreciation (depreciation) 10,500
Loss carryforwards and deferrals (9,607)
Total distributable earnings (loss) $ 15,831

T. ROWE PRICE International Equity Index Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE International Equity Index Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this particular arrangement during the year ended October 31, 2022.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
At October 31, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its
Investor Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 02/29/24 N/A
(Waived)/repaid during the period ($000s) $— $(37)

T. ROWE PRICE International Equity Index Fund

capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2022, expenses incurred pursuant to these service agreements were $107,000 for Price
Associates; $417,000 for T. Rowe Price Services, Inc.; and $125,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2022, the fund was charged $59,000 for shareholder servicing costs related to the college savings plans, of which $31,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31, 2022,
approximately 19% of the outstanding shares of the Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe

T. ROWE PRICE International Equity Index Fund

Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Equity Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Index Fund, Inc. and
Shareholders of T. Rowe Price International Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Equity Index Fund (constituting
T. Rowe Price International Index Fund, Inc., referred to hereafter as the "Fund") as of
October 31, 2022, the related statement of operations for the year ended October 31,
2022, the statement of changes in net assets for each of the two years in the period ended
October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Equity Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Equity Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $5,255,000 from short-term capital gains.
For taxable non-corporate shareholders, $18,736,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
The fund will pass through foreign source income of $18,754,000 and foreign taxes paid of $1,125,000.

T. ROWE PRICE International Equity Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Equity Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Equity Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Equity Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE International Equity Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Equity Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Equity Index
Fund  Principal Occupation(s)
E. Frederick Bair, CFA, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alexa M. Gagliardi (1988)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Equity Index Fund

Name (Year of Birth)
Position Held With International Equity Index
Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Craig A. Thiese (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and Price International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Michael T. Wehn  (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401508
F135-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$27,548
Audit-Related Fees	-	-
Tax Fees	-	2,840
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022